Real Estate Properties - Pro Forma (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Rental income	$ 437,101	$ 412,245
Net income (loss)	$ (25,898)	$ 11,630
Net income (loss) per share (in dollars per share)	$ (0.26)	$ 0.12
Revenue since acquisition	$ 36,722
Operating income since acquisition	3,230
Equity in earnings (losses) of investees	(13)	$ 137	$ 20
Acquisition-related costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Decrease revenues	804	17,810
Decrease (increase) net income (loss)	47,019	$ 5,403
Operating Segments | Investment in Real Estate
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Equity in earnings (losses) of investees	$ (621)